FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
Schedule of components of fixed assets
	December 31,
	2013	2014

Media display equipment	$22,953,084	$17,712,077
Wi-Fi equipment	-	164,077
Computers and office equipment	3,985,559	3,636,351
Motor vehicles	627,343	659,494
Leasehold improvements	2,222,623	2,314,882
Sub-total	29,788,609	24,486,881
Less: accumulated depreciation and amortization	(21,904,703)	(18,015,959)
	$7,883,906	$6,470,922